Combined Carve-out Statement of Profit or Loss and Other Comprehensive Income - Somos - Anglo (Predecessor) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2017
Somos - Anglo (Predecessor)
Primary Financial Statement [Line Items]
Net revenue from sales and services	R$ 518,530	R$ 685,962
Sales	500,358	663,360
Services	18,172	22,602
Cost of goods sold and services	(220,975)	(255,250)
Gross profit	297,555	430,712
Operating income (expenses)
General and administrative expenses	(310,527)	(162,760)
Commercial expenses	(139,052)	(170,651)
Other operating income	4,831
Other operating expenses	(574)	(1,929)
Impairment losses on trade receivables	(4,027)	908
(Loss) / Profit before finance results and taxes	(151,794)	96,280
Finance results
Finance income	26,819	21,831
Finance costs	(221,371)	(128,720)
Total finance result	(194,552)	(106,889)
(Loss) Profit before income tax and social contribution	(346,346)	(10,609)
Income tax and social contribution
Current	(274,408)
Deferred	7,407	2,072
Net loss for the period/year	(613,347)	(8,537)
Other comprehensive income for the period/year
Total comprehensive loss for the period/year	R$ (613,347)	R$ (8,537)